UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21634

Access One Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 470-8000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

ACCESS ONE TRUST

Access Flex High Yield Fund

Schedule of Portfolio Investments

January 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (50.4%)
U.S. Treasury Notes, 3.625%, 1/15/10	$6,386,000	$6,386,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,369,878)		6,386,000

Repurchase Agreements (47.7%)

UBS*, 2.40%, 2/1/05, dated 1/31/05, with a maturity value of $6,040,403 (Collateralized by $6,126,000 various Federal Home Loan Bank Securities, 2.00% - 2.80%, 9/15/06 - 4/2/07, market value $6,165,566)	6,040,000	6,040,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,040,000)		6,040,000

TOTAL INVESTMENT SECURITIES (Cost $12,409,878) – 98.1%		$12,426,000

Percentages indicated are based on net assets as of January 31, 2005.

*	All or a portion of this security is held as collateral for swap agreements.

Future Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures Contract expiring March 2005 (Underlying face amount at value $6,992,000)	64	$(4,644)

Credit Default Swap Agreements

Underlying Instrument	Notional Amount	Interest Rate	Expiration Date	Unrealized Appreciation (Depreciation)
Dow Jones CDX North American High Yield Swap; Series 3	$12,300,000	3.75%	12/20/2009	$4,332
Dow Jones CDX North American High Yield Swap; Series 3	1,000,000	3.75%	12/20/2009	1,053

See accompanying notes to the Schedule of Portfolio Investments.

ACCESS ONE TRUST

Notes to Schedule of Portfolio Investments

January 31, 2005

(unaudited)

1. Organization

The Access One Trust (the “Trust”) is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Access Flex High Yield Fund (the “Fund”) is a non-diversified series of the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its Schedule of Portfolio Investments. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of portfolio investments in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of the Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of the Fund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the Fund will be valued at the last bid quote (if purchased by the Fund) or the last asked quote (if sold by the Fund) prior that time at which the Fund calculates net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor.

ACCESS ONE TRUST
Notes to Schedule of Portfolio Investments (continued)
January 31, 2005
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Futures Contracts

The Fund may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

The Fund may enter into swap agreements for purposes of pursuing its investment objective or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Credit default swaps involve the exchange of a premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under terms of the swap, one party acts as a “seller” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to pay the notional amount if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund acts as a seller or a buyer. By acting as the seller of a swap, the Fund assumes market and credit risk of the underlying instrument including liquidity and loss of value. By acting as the buyer of a swap, the Fund assumes the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation. Premiums paid to or by the Fund are accrued daily and included in interest income. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap contract. Risks may exceed amounts recognized on the Schedule of Portfolio Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Swap agreements are collateralized by cash and certain securities of each particular Fund.

ACCESS ONE TRUST
Notes to Schedule of Portfolio Investments (continued)
January 31, 2005
(unaudited)

3. Securities Transactions

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

4. Federal Income Tax Information

At January 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Access Flex High Yield Fund	$12,409,878	$16,122	$—	$16,122

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Access One Trust

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets,
Treasurer and Principal Financial Officer

Date March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg,
President and Principal Executive Officer

Date March 30, 2005

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets,
Treasurer and Principal Financial Officer

Date March 30, 2005

*	Print the name and title of each signing officer under his or her signature.